Sale Of Vision Bank (Tables)	12 Months Ended
Dec. 31, 2011
Sale Of Vision Bank [Abstract]
Schedule Of Assets Purchased And Liabilities Assumed In Vision Bank Disposition

Assets and Liabilities Held for Sale December 31, 2011 (in thousands)

Assets held for sale	2011
Cash and due from banks	$6,766
Loans	369,044
Allowance for loan losses	(13,100)
Net loans	355,944
Fixed assets	14,861
Other assets	4,891
Total assets held for sale	$382,462

Liabilities held for sale	2011
Deposits	$532,598
Other liabilities	3,588
Total liabilities held for sale	$536,186